Asset Retirement Obligations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Structure	Dec. 31, 2014 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Estimated CARO ranges per structure, minimum	$ 3,000,000
Estimated CARO ranges per structure, maximum	$ 28,000,000
Number of structures required to demolish | Structure	25
Current liability	$ 96,000,000	$ 77,000,000